Expense Example {- Health Care Services Portfolio} - 02.28 Select Portfolios: Group 5 Health Care Sector Combo PRO-15 - Health Care Services Portfolio - Health Care Services Portfolio-Default	Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 73
3 years	227
5 years	395
10 years	$ 883